Maturity analysis for financial assets held for managing liquidity risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	₩ 576,625,030	₩ 489,102,101
Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	28,449,571	17,408,710
Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	897,525	876,709
Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	2,230,415	1,229,938
Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	360,672,557	336,320,992
Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	49,930,015	41,448,653
Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	59,499,362	38,320,353
Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	57,475,129	36,599,579
Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	17,470,456	16,897,167
Less than 1 month | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	166,121,242	138,082,874
Less than 1 month | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	25,543,400	14,451,366
Less than 1 month | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	130,780	115,476
Less than 1 month | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	29,961	290,724
Less than 1 month | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	28,857,297	34,025,588
Less than 1 month | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	39,736,655	36,043,891
Less than 1 month | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	57,317,802	37,519,813
Less than 1 month | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	1,214,108	505,417
Less than 1 month | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	13,291,239	15,130,599
1~3 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	42,670,989	37,008,039
1~3 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	1,039,822	796,510
1~3 months | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	150,217	131,712
1~3 months | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	783,429	388,218
1~3 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	36,706,993	34,254,065
1~3 months | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	1,852,680	41,287
1~3 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	0	12,093
1~3 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	2,015,590	1,378,525
1~3 months | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	122,258	5,629
3~6 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	50,257,451	47,158,677
3~6 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	421,453	905,259
3~6 months | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	594,643	518,109
3~6 months | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	12,638	42,550
3~6 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	46,672,732	45,151,571
3~6 months | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	728,518	35,677
3~6 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	0	5,145
3~6 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	1,704,574	481,193
3~6 months | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	122,893	19,173
6 months ~ 1 year | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	80,063,706	72,871,168
6 months ~ 1 year | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	1,145,323	1,196,790
6 months ~ 1 year | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	21,885	105,359
6 months ~ 1 year | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	142,756	201,591
6 months ~ 1 year | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	74,931,639	68,239,781
6 months ~ 1 year | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	1,120,791	403,849
6 months ~ 1 year | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	40,145	20,291
6 months ~ 1 year | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	2,098,374	2,270,447
6 months ~ 1 year | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	562,793	433,060
1~5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	124,645,298	105,013,162
1~5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	50,070	1,526
1~5 years | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	0	6,053
1~5 years | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	773,305	257,873
1~5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	103,334,861	87,760,434
1~5 years | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	2,716,677	1,572,268
1~5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	30,195	255,091
1~5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	17,491,024	15,067,164
1~5 years | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	249,166	92,753
More than 5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	112,866,344	88,968,181
More than 5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	249,503	57,259
More than 5 years | Due from banks at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	0	0
More than 5 years | Loan receivables measured at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	488,326	48,982
More than 5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	70,169,035	66,889,553
More than 5 years | Securities at FVTPL
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	3,774,694	3,351,681
More than 5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	2,111,220	507,920
More than 5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	32,951,459	16,896,833
More than 5 years | Others
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Non-derivative financial assets, undiscounted cash flows	[1]	₩ 3,122,107	₩ 1,215,953

[1]	These amounts include cash flows of principal and interest on financial assets.